Schedule of Warrants Outstanding Broker Option Exercise Prices (Details) - $ / shares		6 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		0.31%
Dividend yield		0.00%
Volatility		100.00%
Weighted average life		3 years
Number of warrants exercisable		95,777,806	112,858,578
Broker Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date		Aug. 31, 2023
Number of broker options		3,239,907	3,590,907
Number of warrants exercisable		521,993	590,071
August Two Thousand Twenty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate			0.31%
Dividend yield			0.00%
Volatility			100.00%
Stock price			$ 0.35
Weighted average life			3 years
Number of warrants exercisable			521,993
February Two Thousand Twenty One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate			0.26%
Dividend yield			0.00%
Volatility			100.00%
Stock price			$ 0.35
Weighted average life			3 years
Number of warrants exercisable			68,078
August Thirty One Two Thousand Twenty Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date	[1]		Aug. 31, 2023
Exercise price	[1]		$ 0.35
Number of broker options	[1]		3,239,907
Number of warrants exercisable	[1]		521,993
February Sixteen Two Thousand Twenty Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date	[2]		Feb. 16, 2024
Exercise price	[2]		$ 0.40
Number of broker options	[2]		351,000
Number of warrants exercisable	[2]		68,078

[1]	Exercisable into one August 2020 Unit
[2]	Exercisable into one February 2021 Unit